Note 11 - Accrued Liabilities (Tables)	12 Months Ended
Jan. 31, 2018
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	January 31, 2018	January 31, 2017
Accrued compensation and benefits	14,234	14,786
Accrued professional fees	1,107	864
Other accrued liabilities	10,197	7,597
	25,538	23,247